Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Basis of preparation
(a)	Basis of preparation
The accompanying consolidated financial statements have been prepared in accordance with IFRSs as issued by IASB. The consolidated financial statements of the Group have been prepared on a going concern basis. These consolidated financial statements were approved and authorized by the Board of Directors on March 24, 2020.
The consolidated financial statements are prepared on the historical cost basis as modified by the revaluation of certain financial instruments measured at fair value (Note 3(j)).
The preparation of consolidated financial statements in conformity with IFRSs requires management to make judgments, estimates and assumptions that affect the application of policies and the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. The estimates and associated assumptions are based on historical experience and various other factors that management believes are reasonable under the circumstances, the results of which form the basis of making the judgments about carrying values of assets and liabilities that are not readily apparent from other sources. Actual results may differ from those estimates.
The estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimate is revised if the revision affects only that period or in the period of the revision and future periods if the revision affects both current and future periods.
Judgments made by management in the application of IFRSs that have significant effect on the consolidated financial statements and major sources of estimation uncertainty are discussed in Note 42.

Basis of consolidation
(b)	Basis of consolidation
The consolidated financial statements comprise the Company and its subsidiaries and the Group’s interests in associates.
A subsidiary is an entity controlled by the Company. When fulfilling the following conditions, the Company has control over an entity: (a) has power over the investee, (b) has exposure, or rights, to variable returns from its involvement with the investee, and (c) has the ability to use its power over the investee to affect the amount of the investor’s returns.
When assessing whether the Company has power over that entity, only substantive rights (held by the Company and other parties) are considered.
The financial results of subsidiaries are included in the consolidated financial statements from the date that control commences until the date that control ceases, and the profit attributable to non-controlling
interests is separately presented on the face of the consolidated statement of comprehensive income as an allocation of the profit or loss for the year between the non-controlling
interests and the equity holders of the Company.
Non-controlling
interests represent the equity in subsidiaries not attributable directly or indirectly to the Company. For each business combination, other than business combination under common control, the Group measures the non-controlling
interests at the proportionate share, of the acquisition date, of fair value of the subsidiary’s net identifiable assets.
Non-controlling
interests at the end of the reporting period are presented in the consolidated statement of financial position within equity and consolidated statement of changes in equity, separately from the equity of the Company’s equity holders. Changes in the Group’s interests in a subsidiary that do not result in a loss of control are accounted for as equity transactions, whereby adjustments are made to the amounts of controlling and non-controlling
interests within consolidated equity to reflect the change in relative interests, but no adjustments are made to goodwill and no gain or loss is recognized. When the Group loses control of a subsidiary, it is accounted for as a disposal of the entire interest in that subsidiary, with a resulting gain or loss being recognized in profit or loss. Any interest retained in that former subsidiary at the date when control is lost is recognized at fair value and this amount is regarded as the fair value on initial recognition of a financial asset or, when appropriate, the cost on initial recognition of an investment in an associate or a joint venture.

An associate is an entity, not being a subsidiary, in which the Group exercises significant influence, but not control, over its management. Significant influence is the power to participate in the financial and operating policy decisions of the investee but is not control or joint control over those policies.
An investment in an associate is accounted for in the consolidated financial statements under the equity method and is initially recorded at cost, adjusted for any excess of the Group’s share of the acquisition-date fair values of the investee’s net identifiable assets over the cost of the investment (if any) after reassessment. Thereafter, the investment is adjusted for the Group’s equity share of the post-acquisition changes in the associate’s net assets and any impairment loss relating to the investment. When the Group ceases to have significant influence over an associate, it is accounted for as a disposal of the entire interest in that investee, with a resulting gain or loss being recognized in profit or loss. Any interest retained in that former investee at the date when significant influence is lost is recognized at fair value and this amount is regarded as the fair value on initial recognition of a financial asset.
All significant intercompany balances and transactions and unrealized gains arising from intercompany transactions are eliminated on consolidation. Unrealized gains arising from transactions with associates are eliminated to the extent of the Group’s interest in the entity. Unrealized losses are eliminated in the same way as unrealized gains, but only to the extent that there is no evidence of impairment.

Foreign currencies
(c)	Foreign currencies
The accompanying consolidated financial statements are presented in Renminbi (“RMB”). The functional currency of the Company and its subsidiaries in mainland China is RMB. The functional currency of the Group’s foreign operations is the currency of the primary economic environment in which the foreign operations operate. Transactions denominated in currencies other than the functional currency during the year are translated into the functional currency at the applicable rates of exchange prevailing on the transaction dates. Foreign currency monetary assets and liabilities are translated into the functional currency using the applicable exchange rates at the end of the reporting period. The resulting exchange differences, other than those capitalized as construction in progress (Note 3(e)), are recognized as income or expense in profit or loss. For the periods presented, no exchange differences were capitalized.
When preparing the Group’s consolidated financial statements, the results of operations of the Group’s foreign operations are translated into RMB at average rate prevailing during the year. Assets and liabilities of the Group’s foreign operations are translated into RMB at the foreign exchange rates ruling at the end of the reporting period. The resulting exchange differences are recognized in other comprehensive income and accumulated separately in equity in the exchange reserve.

Property, plant and equipment
(d)	Property, plant and equipment
Property, plant and equipment are initially recorded at cost, less subsequent accumulated depreciation and impairment losses (Note 3(h)). The cost of an asset comprises its purchase price, any directly attributable costs of bringing the asset to working condition and location for its intended use and the cost of borrowed funds used during the periods of construction. Expenditure incurred after the asset has been put into operation, including cost of replacing part of such an item, is capitalized only when it increases the future economic benefits embodied in the item of property, plant and equipment and the cost can be measured reliably. All other expenditure is expensed as it is incurred.
Gains or losses arising from retirement or disposal of property, plant and equipment are determined as the difference between the net disposal proceeds and the carrying amount of the respective asset and are recognized as income or expense in the profit or loss on the date of disposal.

Depreciation is provided to write off the cost of each asset over its estimated useful life on a straight-line basis, after taking into account its estimated residual value, as follows:

Depreciable lives primarily range from
Buildings and improvements	8 to 30 years
Telecommunications network plant and equipment	5 to 10 years
Furniture, fixture, motor vehicles and other equipment	5 to 10 years
Where parts of an item of property, plant and equipment have different useful lives, the cost of the item is allocated on a reasonable basis between the parts and each part is depreciated separately. Both the useful life of an asset and its residual value are reviewed annually.

Construction in progress
(e)	Construction in progress
Construction in progress represents buildings, telecommunications network plant and equipment and other equipment and intangible assets under construction and pending installation, and is stated at cost less impairment losses (Note 3(h)). The cost of an item comprises direct costs of construction, capitalization of interest charge, and foreign exchange differences on related borrowed funds to the extent that they are regarded as an adjustment to interest charges during the periods of construction. Capitalization of these costs ceases and the construction in progress is transferred to property, plant and equipment and intangible assets when the asset is substantially ready for its intended use.
No depreciation is provided in respect of construction in progress.

Goodwill
(f)	Goodwill
Goodwill represents the excess of the cost over the Group’s interest in the fair value of the net assets acquired in the CDMA business (as defined in Note 12) acquisition.
Goodwill is stated at cost less any accumulated impairment losses. Goodwill is allocated to cash-generating units and is tested annually for impairment (Note 3(h)). On disposal of a cash generating unit during the year, any attributable amount of the goodwill is included in the calculation of the profit or loss on disposal.

Intangible assets
(g)	Intangible assets
The Group’s intangible assets are primarily software.
Software that is not an integral part of any tangible assets, is recorded at cost less subsequent accumulated amortization and impairment losses (Note 3(h)). Amortization of software is mainly calculated on a straight-line basis over the estimated useful lives, which range from 3 to 5 years.

Impairment of goodwill and long-lived assets
(h)	Impairment of goodwill and long-lived assets
The carrying amounts of the Group’s long-lived assets, including property, plant and equipment, right-of-use
assets, intangible assets with finite useful lives, construction in progress and contract costs included in other assets are reviewed periodically to determine whether there is any indication of impairment. These assets are tested for impairment whenever events or changes in circumstances indicate that their recorded carrying amounts may not be recoverable. For goodwill, the impairment testing is performed annually at each year end.
Before the Group recognizes an impairment loss for assets capitalized as contract costs under IFRS 15, the Group assesses and recognizes any impairment loss on other assets related to the relevant contracts in accordance with applicable standards. Then, impairment loss, if any, for assets capitalized as contract costs is recognized to the extent the carrying amounts exceeds the remaining amount of consideration that the Group expects to receive in exchange for related goods or services less the costs which relate directly to providing those goods or services that have not been recognized as expenses. The assets capitalized as contract costs are then included in the carrying amount of the cash-generating unit to which they belong for the purpose of evaluating impairment of that cash-generating unit.
The recoverable amount of an asset or cash-generating unit is the greater of its fair value less costs of disposal and value in use. The recoverable amount of a tangible and an intangible asset is estimated individually. When an asset does not generate cash flows largely independent of those from other assets, the recoverable amount is determined for the smallest group of assets that generates cash inflows independently (i.e. a cash-generating unit). In determining the value in use, expected future cash flows generated by the assets are discounted to their present value using a pre-tax
discount rate that reflects current market assessments of time value of money and the risks specific to the asset for which the estimates of future cash flows have not been adjusted. The goodwill arising from a business combination, for the purpose of impairment testing, is allocated to cash-generating units that are expected to benefit from the synergies of the combination.
An impairment loss is recognized if the carrying amount of an asset or its cash-generating unit exceeds its estimated recoverable amount. Impairment loss is recognized as an expense in profit or loss. Impairment loss recognized in respect of cash-generating units is allocated first to reduce the carrying amount of any goodwill allocated to the units and then to reduce the carrying amounts of the other assets in the unit (group of units) on a pro rata basis.
The Group assesses at the end of each reporting period whether there is any indication that an impairment loss recognized for an asset in prior years may no longer exist. An impairment loss is reversed if there has been a favorable change in the estimates used to determine the recoverable amount. A subsequent increase in the recoverable amount of an asset, when the circumstances and events that led to the write-down cease to exist, is recognized as an income in profit or loss. The reversal is reduced by the amount that would have been recognized as depreciation and amortization had the write-down not occurred. An impairment loss in respect of goodwill is not reversed. For the years presented, no reversal of impairment loss was recognized in profit or loss.

Inventories
(i)	Inventories
Inventories consist of materials and supplies used in maintaining the telecommunications network and goods for resale. Inventories are valued at cost using the specific identification method or the weighted average cost method, less a provision for obsolescence.
Inventories are stated at the lower of cost and net realizable value. Net realizable value is the estimated selling price in the ordinary course of business less the estimated costs of completion, the estimated costs to make the sale and the related tax expenses.

Financial instruments
(j)	Financial instruments
Effective January 1, 2018, the Group applied IFRS 9,
“Financial instruments”
(“IFRS 9”) and the related consequential amendments to other IFRSs. IFRS 9 introduces new requirements for (1) the classification and measurement of financial assets and financial liabilities, (2) expected credit losses (“ECL”) for financial assets and other items (for example, contract assets) and (3) general hedge accounting.
The Group applied IFRS 9 in accordance with the transition provisions set out in IFRS 9, i.e. applied the classification and measurement requirements (including impairment under ECL model) retrospectively to instruments that have not been derecognized as of January 1, 2018 (date of initial application) and not applied the requirements to instruments that have already been derecognized as of January 1, 2018. The difference between carrying amounts as of December 31, 2017 and the carrying amounts as of January 1, 2018 are recognized in and reduced the opening reserves as of January 1, 2018 by RMB716, without restating comparative information. Accordingly, certain comparative information may not be comparable as comparative information was prepared under IAS 39, “
Financial Instruments: Recognition and Measurement
”.
Financial assets and financial liabilities are recognized when the Group becomes a party to the contractual provisions of the instrument. All regular way purchases or sales of financial assets are recognized and derecognized on a settlement date basis. Regular way purchases or sales are purchases or sales of financial assets that require delivery of assets within the time frame established by regulation or convention in the market place.
Financial assets and financial liabilities are initially measured at fair value except for accounts receivable arising from contracts with customers which are initially measured in accordance with IFRS 15. Transaction costs that are directly attributable to the acquisition or issue of financial assets and financial liabilities, other than financial assets or financial liabilities at fair value through profit or loss (“FVTPL”) are added to or deducted from the fair value of the financial assets or financial liabilities, as appropriate, on initial recognition. Transaction costs directly attributable to the acquisition of financial assets or financial liabilities at FVTPL are recognized immediately in profit or loss.
The effective interest method is a method of calculating the amortized cost of a financial asset or financial liability and of allocating interest income and interest expense over the relevant period. The effective interest rate is the rate that exactly discounts estimated future cash receipts and payments (including all fees and points paid or received that form an integral part of the effective interest rate, transaction costs and other premiums or discounts) through the expected life of the financial asset or financial liability, or, where appropriate, a shorter period, to the net carrying amount on initial recognition.

Financial assets
Classification and subsequent measurement of financial assets

(upon application of IFRS 9)

(i)	Financial assets measured subsequently at amortized cost
Financial assets that meet the following conditions are subsequently measured at amortized cost:

•	the financial asset is held within a business model whose objective is to collect contractual cash flows; and

•	the contractual terms give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.
Interest income is recognized using the effective interest method for financial assets measured subsequently at amortized cost. Interest income is calculated by applying the effective interest rate to the gross carrying amount of a financial asset, except for financial assets that have subsequently become credit-impaired (see below). For financial assets that have subsequently become credit-impaired, interest income is recognized by applying the effective interest rate to the amortized cost of the financial asset from the next reporting period. If the credit risk on the credit-impaired financial instrument improves so that the financial asset is no longer credit-impaired, interest income is recognized by applying the effective interest rate to the gross carrying amount of the financial asset from the beginning of the reporting period following the determination that the asset is no longer credit-impaired.
(ii)	Equity instruments designated as of fair value through other comprehensive income (“FVTOCI”)
At the date of initial application of IFRS 9 / initial recognition of a financial asset, the Group may irrevocably elect to present subsequent changes in fair value of an equity investment in OCI, and accumulate in other reserves, if that equity investment is neither held for trading nor contingent consideration recognized by an acquirer in a business combination to which IFRS 3,
“Business Combinations”
applies. These equity instruments are not subject to impairment assessment. The cumulative gain or loss will not be reclassified to profit or loss on disposal of the equity investments, and will be transferred to retained earnings.

Dividend from these investments in equity instruments are recognized in profit or loss when the Group’s right to receive the dividends is established, unless the dividends clearly represent a recovery of part of the cost of the investment. Dividends are included in the “investment income” line item in profit or loss.

(iii)	Financial assets at FVTPL
Financial assets that do not meet the criteria for being measured at amortized cost or FVTOCI or designated as FVTOCI are measured at FVTPL.
Financial assets at FVTPL are measured at fair value at the end of each reporting period, with any fair value gains or losses recognized in profit or loss. The net gain or loss recognized in profit or loss includes any dividend or interest earned on the financial asset and is included in the “investment income” line item.
Impairment of financial assets and other items subject to impairment assessment (upon application of IFRS 9)
The Group performs impairment assessment under ECL model on financial assets (including accounts receivable and financial as
s
ets included in prepayments and other current assets) and other items (contract assets) which are subject to impairment under IFRS 9. The amount of ECL is updated at each reporting date to reflect changes in credit risk since initial recognition.
Lifetime ECL represents the ECL that will result from all possible default events over the expected life of the relevant instrument. In contrast, 12-month ECL (“12m ECL”) represents the portion of lifetime ECL that is expected to result from default events that are possible within 12 months after the reporting date. Assessments are done based on the Group’s historical credit loss experience, adjusted for factors that are specific to the debtors, general economic conditions and an assessment of both the current conditions at the reporting date as well as the forecast of future conditions.
The Group always recognizes lifetime ECL for accounts receivable and contract assets. The ECL on these assets are assessed individually for debtors with significant balances or credit-impaired debtors, and collectively using a provision matrix with appropriate groupings based on shared credit risk characteristics, nature of services provided as well as type of customers, such as receivable from telephone and Internet subscribers and from enterprise customers.
For all other instruments, the Group measures the loss allowance equal to 12m ECL, unless when there has been a significant increase in credit risk since initial recognition, the Group recognizes lifetime ECL. The assessment of whether lifetime ECL should be recognized is based on significant increases in the likelihood or risk of a default occurring since initial recognition.

(i)	Significant increase in credit risk
In assessing whether the credit risk has increased significantly since initial recognition, the Group compares the risk of a default occurring on the financial instrument as of the reporting date with the risk of a default occurring on the financial instrument as of the date of initial recognition. In making this assessment, the Group considers both quantitative and qualitative information that is reasonable and supportable, including historical experience and forward-looking information that is available without undue cost or effort.
In particular, the following information is taken into account when assessing whether credit risk has increased significantly:

•	failure to make payments of principal or interest on their contractually due dates;

•	an actual or expected significant deterioration in a financial instrument’s external or internal credit rating (if available);

•	an actual or expected significant deterioration in the operating results of the debtor; and

•	existing or forecast changes in the technological, market, economic or legal environment that have a significant adverse effect on the debtor’s ability to meet its obligation to the Group.

(ii)	Definition of default
For internal credit risk management, the Group considers an event of default occurs when information developed internally or obtained from external sources indicates that the debtor is unlikely to pay its creditors, including the Group, in full (without taking into account any collaterals held by the Group).

(iii)	Credit-impaired financial assets
A financial asset is credit-impaired when one or more events that have a detrimental impact on the estimated future cash flows of that financial asset have occurred. Evidence that a financial asset is credit-impaired includes observable data about the following events:

•	significant financial difficulty of the issuer or the borrower;

•	a breach of contract, such as a default or past due event;

•
the lender(s) of the borrower, for economic or contractual reasons relating to the borrower’s financial difficulty, having granted to the borrower a concession(s) that the lender(s) would not otherwise consider;

•	it is becoming probable that the borrower will enter bankruptcy or other financial reorganization; or

•	the disappearance of an active market for that financial asset because of financial difficulties.

(iv)	Write-off policy
The Group writes off a financial asset when there is information indicating that the counterparty is in severe financial difficulty and there is no realistic prospect of recovery, for example, when the counterparty has been placed under liquidation or has entered into bankruptcy proceedings. A write-off
constitutes a derecognition event. Financial assets written off may still be subject to enforcement activities under the Group’s recovery procedures, taking into account legal advice where appropriate. Any subsequent recoveries are recognized in profit or loss.

(v)	Measurement and recognition of ECL
The measurement of ECL is a function of the probability of default, loss given default (i.e. the magnitude of the loss if there is a default) and the exposure at default. The assessment of the probability of default and loss given default is based on the historical data adjusted by forward-looking information.
Generally, the ECL is the difference between all contractual cash flows that are due to the Group in accordance with the contract and all the cash flows that the Group expects to receive, discounted at the effective interest rate determined at initial recognition.
Where ECL is measured on a collective basis or cater for cases where evidence at the individual instrument level may not be available, the financial instruments are grouped on the following basis:

•	Nature of financial instruments (i.e. the Group’s accounts receivable and financial assets included in prepayments and other current assets are each assessed as a separate group);

•	Past-due status;

•	Nature, size and industry of debtors; and

•	External credit ratings where available.
The grouping is regularly reviewed by management to ensure the constituents of each group continue to share similar credit risk characteristics.
The Group recognizes an impairment gain or loss in profit or loss for all financial instruments measured at amortized cost by adjusting their carrying amount, with the exception of accounts receivable and other receivables where the corresponding adjustment is recognized through a loss allowance account.
Classification and subsequent measurement of financial assets (prior to January 1, 2018)
The Group’s financial assets are classified into the following specified categories: AFS financial assets and loans and receivables. The classification depends on the nature and purpose of the financial assets and is determined at the time of initial recognition. All regular way purchases or sales of the financial assets are recognized and derecognized on a settlement date basis. Regular way purchases or sales are purchases or sales of financial assets that require delivery of assets within the time frame established by regulation or convention in the marketplace.

(i)	AFS financial assets
Investments in available-for-sale listed equity securities are carried at fair value with any change in fair value being recognized in other comprehensive income and accumulated separately in equity. For investments in available-for-sale listed equity securities, a significant or prolonged decline in the fair value of that investment below its cost is considered to be objective evidence of impairment. When these investments are derecognized or impaired, the cumulative gain or loss previously recognized in other comprehensive income is recognized in profit or loss. Investments in unlisted equity securities that do not have a quoted market price in an active market and whose fair value cannot be reliably measured are stated at cost less impairment losses (see below).

(ii)	Loans and receivables
Accounts receivable and other receivables are initially recognized at fair value and thereafter stated at amortized cost using the effective interest method, less allowance for doubtful debts (see below) unless the effect of discounting would be immaterial, in which case they are stated at cost less allowance for doubtful debts.
Impairment of financial assets (prior to January 1, 2018)
Accounts and other receivables and investments in equity securities carried at cost are reviewed at the end of each reporting period to determine whether there is objective evidence of impairment. Objective evidence of impairment includes observable data that comes to the attention of the Group about one or more of the following loss events:

•	significant financial difficulty of the debtor or issuer;

•	a breach of contract, such as a default or delinquency in interest or principal payments;

•	it becoming probable that the debtor will enter bankruptcy or other financial reorganization; and

•	significant changes in the technological, market, economic or legal environment that have an adverse effect on the debtor/issuer.
The impairment loss for accounts and other receivables is measured as the difference between the asset’s carrying amount and the estimated future cash flows, discounted at the financial asset’s original effective interest rate where the effect of discounting is material, and is recognized as an expense in profit or loss.
The impairment loss for investments in equity securities carried at cost is measured as the difference between the asset’s carrying amount and the estimated future cash flows, discounted at the current market rate of return for a similar financial asset where the effect of discounting is material, and is recognized as an expense in profit or loss.
Impairment losses for accounts and other receivables are reversed through profit or loss if in a subsequent period the amount of the impairment losses decreases. Impairment losses for equity securities carried at cost are not reversed.
Derecognition of financial assets
The Group derecognizes a financial asset only when the contractual rights to the cash flows from the asset expire, or when it transfers the financial asset and substantially all the risks and rewards of ownership of the asset to another entity.
On derecognition of a financial asset measured at amortized cost, the difference between the asset’s carrying amount and the sum of the consideration received and receivable is recognized in profit or loss.
On derecognition of an investment in equity instrument which the Group has elected on initial recognition / initial application to measure at FVTOCI upon application of IFRS 9, the cumulative gain or loss previously accumulated in other reserves is not reclassified to profit or loss, but is transferred to retained earnings.
On derecognition of an AFS financial asset, the cumulative gain or loss previously accumulated in other reserves is reclassified to profit or loss.

Financial liabilities and equity
Classification as debt or equity
Debt and equity instruments are classified as either financial liabilities or as equity in accordance with the substance of the contractual arrangements and the definitions of a financial liability and an equity instrument.
Equity instruments
An equity instrument is any contract that evidences a residual interest in the assets of an entity after deducting all of its liabilities. Equity instruments issued by the Group are recognized at the proceeds received, net of direct issue costs.
Financial liabilities
All financial liabilities are subsequently measured at amortized cost using the effective interest method.
Financial liabilities including short-term and long-term debt, accounts payable, and financial liabilities included in accrued expenses and other payables are subsequently measured at amortized cost, using the effective interest method.
Offsetting a financial asset and a financial liability
A financial asset and a financial liability are offset and the net amount presented in the statement of financial position when, and only when, the Group currently has a legally enforceable right to set off the recognized amounts; and intends either to settle on a net basis, or to realize the asset and settle the liability simultaneously.

Cash and cash equivalents
(k)	Cash and cash equivalents
Cash and cash equivalents comprise cash at bank and in hand and time deposits with original maturities of three months or less when purchased. Cash equivalents are stated at cost, which approximates fair value. None of the Group’s cash and cash equivalents is restricted as to withdrawal.

Revenue from contract with customers (upon application of IFRS 15)
(l)	Revenue from contract with customers (upon application of IFRS 15)
Effective January 1, 2018, the Group applied IFRS 15 and the related Amendments. IFRS 15 superseded IAS 18,
“Revenue”
, IAS 11,
“Construction Contracts”
and the related interpretations. The Group applied IFRS 15 retrospectively with the cumulative effect of initially applying this standard recognized at the date of initial application, January 1, 2018. Any difference at the date of initial application was recognized in and increased the opening reserves as of January 1, 2018 by RMB3,691 and comparative information was not restated. Furthermore, in accordance with the transition provisions in IFRS 15, the Group has elected to apply the standard retrospectively only to the contracts that are not completed at January 1, 2018. Accordingly, certain comparative information may not be comparable as comparative information was prepared under IAS 18,
“Revenue”
and the related interpretations.
Under IFRS 15, the Group recognizes revenue when (or as) a performance obligation is satisfied. i.e. when “control” of the goods or services underlying the particular performance obligation is transferred to the customer.
A performance obligation represents a good or service (or a bundle of goods or services) that is distinct or a series of distinct goods or services that are substantially the same.
Control is transferred over time and revenue is recognized over time by reference to the progress towards complete satisfaction of the relevant performance obligation if one of the following criteria is met:

•	the customer simultaneously receives and consumes the benefits provided by the Group’s performance as the Group performs;

•	the Group’s performance creates and enhances an asset that the customer controls as the Groups performs; or

•	the Group’s performance does not create an asset with an alternative use to the Group and the Group has an enforceable right to payment for performance completed to date.
As such, revenues from contracts with customers of telecommunications services, including voice, Internet, information and application and telecommunications network resource and equipment services, resale of mobile services (MVNO) and repair and maintenance of equipment are generally recognized over time during which the services are provided to customers.
Otherwise, revenue is recognized at a point in time when the customer obtains control of the distinct good or service. As such, revenues from sales of equipment are recognize at a point in time when the equipment is delivered to the customers and when the control over the equipment have been transferred to the customers.
A contract asset represents the Group’s right to consideration in exchange for goods or services that the Group has transferred to a customer but the right is conditioned on the Group’s future performance. A contract asset is transferred to accounts receivable when the right becomes unconditional. A contract asset is assessed for impairment in accordance with IFRS 9. In contrast, a receivable represents the Group’s unconditional right to consideration, i.e. only the passage of time is required before payment of that consideration is due.
A contract liability represents the Group’s obligation to transfer goods or services to a customer for which the Group has received consideration (or an amount of consideration is due) from the customer. When the Group receives an advance payment before the performance obligation is satisfied, this will give rise to a contract liability, until the operating revenues recognized on the relevant contract exceed the amount of the advance payment.
A contract asset and a contract liability relating to the same contract are accounted for and presented on a net basis.
Contracts with multiple performance obligations (including allocation of transaction price)
For contracts that contain more than one performance obligations, such as the Group’s direct sales of promotional packages bundling terminal equipment, e.g. mobile handsets, and the telecommunications services, the Group allocates the transaction price to each performance obligation on a relative stand-alone selling price basis.
The stand-alone selling price of the distinct good or service underlying each performance obligation is determined at contract inception. It represents the price at which the Group would sell a promised good or service separately to a customer. If a stand-alone selling price is not directly observable, the Group estimates it using appropriate techniques such that the transaction price ultimately allocated to any performance obligation reflects the amount of consideration to which the Group expects to be entitled in exchange for transferring the promised goods or services to the customer.

Over time revenue recognition: measurement of progress towards complete satisfaction of a performance obligation
The progress towards complete satisfaction of a performance obligation is generally measured based on output method, which is to recognize revenue on the basis of direct measurements of the value of the goods or services transferred to the customer to date relative to the remaining goods or services promised under the contract.
Principal versus agent
When another party is involved in providing goods or services to a customer, the Group determines whether the nature of its promise is a performance obligation to provide the specified goods or services itself (i.e. the Group is a principal) or to arrange for those goods or services to be provided by the other party (i.e. the Group is an agent).
The Group is a principal if it controls the specified good or service before that good or service is transferred to a customer.
The Group is an agent if its performance obligation is to arrange for the provision of the specified good or service by another party. In this case, the Group does not control the specified good or service provided by another party before that good or service is transferred to the customer. When the Group acts as an agent, it recognizes revenue in the amount of any fee or commission to which it expects to be entitled in exchange for arranging for the specified goods or services to be provided by the other party.
Consideration payable to a customer
Consideration payable to a customer includes cash amounts that the Group pays, or expects to pay, to the customer, and also includes credit or other items that can be applied against amounts owed to the Group. The Group accounted for such consideration payable to a customer as a reduction of the transaction price and, therefore, of revenue unless the payment to the customer is in exchange for a distinct good or service that the customer transfers to the Group and the fair value of the good or service received from the customer can be reasonably estimated.
Certain subsidies payable to third party agent incurred by the Group in respect of customer contracts, which will be ultimately enjoyed by end customers, and other subsidies incurred by the Group directly payable to its customers, are qualified as consideration payable to a customer and accounted for as a reduction of operating revenues.
Incremental costs of obtaining a contract
Incremental costs of obtaining a contract are those costs that the Group incurs to obtain a contract with a customer that it would not have incurred if the contract had not been obtained.
Certain commissions incurred by the Group paid or payable to third party agents, whose selling activities resulted in customers entering into sale agreements for the Group’s telecommunications service, are qualified as incremental costs. The Group recognizes such costs as an asset, included in other assets, if it expects to recover these costs. The asset so recognized is subsequently amortized to profit or loss on a systematic basis that is consistent with the transfer to the customer of the goods or services to which the assets relate.
The Group applies the practical expedient of expensing all incremental costs to obtain a contract if these costs would otherwise have been fully amortized to profit or loss within one year.

Costs to fulfil a contract
When the Group incurs costs to fulfil a contract, it first assesses whether these costs qualify for recognition as an asset in terms of other relevant standards, failing which it recognizes an asset for these costs only if they meet all of the following criteria:

•	the costs relate directly to a contract or to an anticipated contract that the Group can specifically identify;

•	the costs generate or enhance resources of the Group that will be used in satisfying (or in continuing to satisfy) performance obligations in the future; and

•	the costs are expected to be recovered.
The asset so recognized is subsequently amortized to profit or loss on a systematic basis that is consistent with the transfer to the customer of the goods or services to which the assets relate. The asset is subject to impairment review.

Revenue recognition
(m)	Revenue recognition (prior to January 1, 2018)
Before the application of IFRS 15, the revenue recognition methods of the Group are as follows:

•
Revenues from telecommunications services, including voice, Internet, information and application and telecommunications network resource and equipment services, resale of mobile services (MVNO) and repair and maintenance of equipment are recognized over time during which the services are provided to customers.

Revenue from information and application services in which no third party service providers are involved, such as caller display and Internet data center services, are presented on a gross basis. Revenues from all other information and application services are presented on either gross or net basis based on the assessment of each individual arrangement with third parties. The following factors indicate that the Group is acting as principal in the arrangements with third parties:

-
The Group is primarily responsible for providing the applications or services desired by customers, and takes responsibility for fulfillment of ordered applications or services, including the acceptability of the applications or services ordered or purchased by customers;

-	The Group takes title of the inventory of the applications before they are ordered by customers;

-	The Group has risks and rewards of ownership, such as risks of loss for collection from customers after applications or services are provided to customers;

-	The Group has latitude in establishing selling prices with customers;

-	The Group can modify the applications or perform part of the services;

-	The Group has discretion in selecting suppliers used to fulfill an order; and

-	The Group determines the nature, type, characteristics, or specifications of the applications or services.
If majority of the indicators of risks and responsibilities exist in the arrangements with third parties, the Group is acting as a principal and have exposure to the significant risks and rewards associated with the rendering of services or the sale of applications, and revenues for these services are recognized on a gross basis. If majority of the indicators of risks and responsibilities do not exist in the arrangements with third parties, the Group is acting as an agent, and revenues for these services are recognized on a net basis.

•	Sale of equipment is recognized on delivery of the equipment to customers and when the significant risks and rewards of ownership and title have been transferred to the customers.
The Group offers promotional packages, which involve the bundled sales of terminal equipment, i.e. mobile handsets, and telecommunications services, to customers. The total contract consideration of a promotional package is allocated to revenues generated from the provision of telecommunications services and the sales of terminal equipment using the residual method. Under the residual method, the total contract consideration of the arrangement is allocated as follows: the undelivered component, which is the provision of telecommunications services, is measured at fair value, and the remainder of the contract consideration is allocated to the delivered component, which is the sales of terminal equipment. The Group recognizes revenues generated from the delivery and sales of the terminal equipment when the title of the terminal equipment is passed to the customers whereas revenues generated from the provision of telecommunications services are recognized based upon the actual usage of such services.

Leases
(n)	Leases
Definition of a lease
(upon application of IFRS 16 in accordance with transitions in note 2)
A contract is, or contains, a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration.
The Group assesses whether a contract is or contains a lease based on the definition under IFRS 16 at inception or modification date. Such contract will not be reassessed unless the terms and conditions of the contract are subsequently changed.
The Group as a lessee
(upon application of IFRS 16 in accordance with transitions in note 2)
As a practical expedient, leases with similar characteristics are accounted on a portfolio basis when the Group reasonably expects that the effects on the financial statements would not differ materially from individual leases within the portfolio.
Allocation of consideration to components of a contract
For a contract that contains a lease component and one or more additional lease or non-lease
components, the Group allocates the consideration in the contract to each lease component on the basis of the relative stand-alone price of the lease component and the aggregate stand-alone price of the non-lease
components.
Short-term leases and leases of
low-value
assets
The Group applies the short-term lease recognition exemption to leases of buildings, equipment and other assets that have a lease term of 12 months or less from the commencement date and do not contain a purchase option. It also applies the recognition exemption for lease of low-value
assets. Lease payments on short-term leases and leases of
low-value
assets are recognized as expenses on a straight-line basis over the lease term.
Right-of-use
assets
The cost of
right-of-use
asset includes:

•	the amount of the initial measurement of the lease liability;

•	any lease payments made at or before the commencement date, less any lease incentives received;

•	any initial direct costs incurred by the lessee; and

•
an estimate of costs to be incurred by the lessee in dismantling and removing the underlying assets, restoring the site on which it is located or restoring the underlying asset to the condition required by the terms and conditions of the lease.

Right-of-use
assets are measured at cost, less any accumulated depreciation and impairment losses, and adjusted for any remeasurement of lease liabilities.
Right-of-use
assets in which the Group is reasonably certain to obtain ownership of the underlying leased assets at the end of the lease term is depreciated from commencement date to the end of the useful life. Otherwise, right-of-use
assets are depreciated on a straight-line basis over the shorter of its estimated useful life and the lease term.
The Group presents
right-of-use
assets as a separate line item on the consolidated statement of financial position.
Lease liabilities
At the commencement date of a lease, the Group recognizes and measures the lease liability at the present value of lease payments that are unpaid at that date. In calculating the present value of lease payments, the Group uses the incremental borrowing rate at the lease commencement date if the interest rate implicit in the lease is not readily determinable.
The lease payments include:

•	fixed payments (including in-substance fixed payments) less any lease incentives receivable;

•	variable lease payments that depend on an index or a rate;

•	the exercise price of a purchase option reasonably certain to be exercised by the Group; and

•	payments of penalties for terminating a lease, if the lease term reflects the Group exercising the option to terminate the lease.
Variable lease payments that depend on an index or a rate are initially measured using the index or rate as of the commencement date. Variable lease payments that do not depend on an index or a rate are not included in the measurement of lease liabilities and right-of-use
assets, and are recognized as expense in the period on which the event or condition that triggers the payment occurs.
After the commencement date, lease liabilities are adjusted by interest accretion and lease payments.
The Group remeasures lease liabilities (and makes a corresponding adjustment to the related right-of-use
assets) whenever:

•
the lease term has changed or there is a change in the assessment of exercise of a purchase option, in which case the related lease liability is remeasured by discounting the revised lease payments using a revised discount rate at the date of assessment.

•
the lease payments change due to changes in market rental rates following a market rent review, in which cases the related lease liability is remeasured by discounting the revised lease payments using the initial discount rate.

Lease modifications
The Group accounts for a lease modification as a separate lease if:

•	the modification increases the scope of the lease by adding the right to use one or more underlying assets; and

•
the consideration for the leases increases by an amount commensurate with the stand-alone price for the increase in scope and any appropriate adjustments to that stand-alone price to reflect the circumstances of the particular contract.

For a lease modification that is not accounted for as a separate lease, the Group remeasures the lease liability based on the lease term of the modified lease by discounting the revised lease payments using a revised discount rate at the effective date of the modification.
The Group accounts for the remeasurement of lease liabilities by making corresponding adjustments to the relevant right-of-use
asset. When the modified contract contains a lease component and one or more additional lease or non-lease
components, the Group allocates the consideration in the modified contract to each lease component on the basis of the relative stand-alone price of the lease component and the aggregate stand-alone price of the non-lease
components.
The Group as lessee (prior to
January 1, 2019)
Assets acquired under finance leases are initially recorded at amounts equivalent to the lower of the fair value of the leased assets at the inception of the lease or the present value of the minimum lease payments (computed using the rate of interest implicit in the lease). The net present value of the future minimum lease payments is recorded correspondingly as a finance lease obligation.
Where the Group has the right to use the assets under operating leases, payments made under the leases are charged to profit or loss in equal installments over the accounting periods covered by the lease term, except where an alternative basis is more representative of the pattern of benefits to be derived from the leased asset. Lease incentives received are recognized in profit or loss as an integral part of the aggregate net lease payments made. Contingent rentals are charged to profit or loss in the accounting period in which they are incurred.
Lease prepayments represent land use rights paid. Land use rights are initially carried at cost or deemed cost and then charged to profit or loss on a straight-line basis over the respective periods of the rights which range from 20 years to 70 years.
The Group as a lessor
Classification and measurement of leases
Leases for which the Group is a lessor are classified as finance or operating leases. Whenever the terms of the lease transfer substantially all the risks and rewards incidental to ownership of an underlying asset to the lessee, the contract is classified as a finance lease. All other leases are classified as operating leases.
Amounts due from lessees under finance leases are recognized as receivables at commencement date at amounts equal to net investments in the leases, measured using the interest rate implicit in the respective leases. Initial direct costs (other than those incurred by manufacturer or dealer lessors) are included in the initial measurement of the net investments in the leases. Interest income is allocated to accounting periods so as to reflect a constant periodic rate of return on the Group’s net investment outstanding in respect of the leases.

Rental income from operating leases is recognized in profit or loss on a straight-line basis over the term of the relevant lease. Initial direct costs incurred in negotiating and arranging an operating lease are added to the carrying amount of the leased asset, and such costs are recognized as an expense on a straight-line basis over the lease term. Upon application of IFRS 16 on January 1, 2019, variable lease payments for operating leases that depend on an index or a rate are estimated and included in the total lease payments to be recognized on a straight-line basis over the lease term. Variable lease payments that do not depend on an index or a rate are recognized as income when they arise.
The Group as a lessor
(upon application of IFRS 16 in accordance with transitions in note 2)
Allocation of consideration to components of a contract
When a contract includes both leases and
non-lease
components, the Group applies IFRS 15 to allocate consideration in a contract to lease and non-lease
components.
Non-lease
components are separated from lease component on the basis of their relative stand-alone selling prices.
Refundable rental deposits
Refundable rental deposits received are accounted under IFRS 9,
“Financial Instruments”
and initially measured at fair value. Adjustments to fair value at initial recognition are considered as additional lease payments from lessees.
Sublease
When the Group is an intermediate lessor, it accounts for the head lease and the sublease as two separate contracts. The sub-lease
is classified as a finance or operating lease by reference to the right-of-use
asset arising from the head lease, not with reference to the underlying asset.
Lease modification
The Group accounts for a modification to an operating lease as a new lease from the effective date of the modification, considering any prepaid or accrued lease payments relating to the original lease as part of the lease payments for the new lease.

Net finance costs
(o)	Net finance costs
Net finance costs comprise interest income on bank deposits, interest costs on borrowings, interest expense on lease liabilities and foreign exchange gains and losses. Interest income from bank deposits is recognized as it accrues using the effective interest method.
Interest costs incurred in connection with borrowings are calculated using the effective interest method and are expensed as incurred, except to the extent that they are capitalized as being directly attributable to the construction of an asset which necessarily takes a substantial period of time to get ready for its intended use.

Research and development expense
(p)	Research and development expense
Research and development expenditure is expensed as incurred. For the years ended December 31, 2017, 2018 and 2019, research and development related personnel expenses amounted to RMB1,134, RMB1,327 and RMB1,950, and research and development related depreciation amounted to RMB108, RMB110 and RMB141, respectively. In addition, other research and development expense for the years ended December 31, 2017, 2018 and 2019 was
RMB1,088, RMB1,341 and RMB2,105, respectively.

Employee benefits
(q)	Employee benefits
The Group’s contributions to defined contribution retirement plans administered by the PRC government and defined contribution retirement plans administered by independent external parties are recognized in profit or loss as incurred. Further information is set out in Note 39.
Compensation expense in respect of the share appreciation rights granted is accrued as a charge to the profit or loss over the applicable vesting period based on the fair value of the share appreciation rights. The liability of the accrued compensation expense is re-measured
to fair value at the end of each reporting period with the effect of changes in the fair value of the liability charged or credited to profit or loss. Further details of the Group’s share appreciation rights scheme are set out in Note 40.

Government grants
(r)	Government grants
The Group’s government grants are mainly related to the government loans with below-market rate of interest.
Government grants shall only be recognized until there is reasonable assurance that:

(i)	the Group will comply with all the conditions attaching to them; and

(ii)	the grants will be received.
Government grants that compensate expenses incurred are recognized in the consolidated statement of comprehensive income in the same periods in which the expenses are incurred.
Government grants relating to assets are recognized in deferred revenue and are credited to the consolidated statement of comprehensive income on a straight-line basis over the expected lives of the related assets.

Provisions and contingent liabilities
(s)	Provisions and contingent liabilities
A provision is recognized in the consolidated statement of financial position when the Group has a legal or constructive obligation as a result of a past event, and it is probable that an outflow of economic benefits will be required to settle the obligation and a reliable estimate can be made of the amount of the obligation. Where the time value of money is material, provisions are stated at the present value of the expenditure expected to settle the obligation.
Where it is not probable that an outflow of economic benefits will be required, or the amount cannot be estimated reliably, the obligation is disclosed as a contingent liability, unless the probability of outflow of economic benefits is remote. Possible obligations, whose existence will only be confirmed by the occurrence or non-occurrence
of one or more future events, are also disclosed as contingent liabilities unless the probability of outflow of economic benefits is remote.

Value-added tax
(t)	Value-added tax (“VAT”)
Under current PRC tax rules and regulations, output VAT rate for basic telecommunications services (including voice communication, lease or sale of network resources) is 9%
 since April 1, 2019
, or 10% between May 1, 2018 and April 1, 2019, or 11% before May 1, 2018, while the output VAT rate for value-added telecommunications services (including Internet access services, short and multimedia messaging services, transmission and application service of electronic data and information) is 6%, and the output VAT for sales of telecommunications terminals and equipment is 13%
 since April 1, 2019
, 16% between May 1, 2018 and April 1, 2019, or 17% before May 1, 2018. Input VAT rate depends on the type of services received and the assets purchased as well as the VAT rate applicable to a specific industry, and ranges from 3% to 13%
 since April 1, 2019
, or 3% to 16% between May 1, 2018 and April 1, 2019, or 3% to 17% before May 1, 2018.
Output VAT is excluded from operating revenues while input VAT, which is incurred as a result of the Company’s receipt of services and purchases of telecommunications equipment and materials, is excluded from operating expenses or the original cost of equipment purchased and can be netted against the output VAT, arriving at the net amount of VAT recoverable or payable. As the VAT obligations are borne by branches and subsidiaries of the Company, input and output VAT are set off at branches and subsidiaries levels, and the net amount of VAT recoverable or payable of branches and subsidiaries are not offset at the consolidation level. Such net amount of VAT recoverable or payable is recorded in the line item of prepayments and other current assets and accrued expenses and other payables, respectively on the face of consolidated statements of financial position.

Income tax
(u)	Income tax
Income tax for the year comprises current tax and movement in deferred tax assets and liabilities. Income tax is recognized in profit or loss except to the extent that it relates to items recognized in other comprehensive income, or directly in equity, in which case the relevant amounts of tax are recognized in other comprehensive income or directly in equity respectively. Current tax is the expected tax payable on the taxable income for the year, using tax rates enacted or substantively enacted at the end of the reporting period, and any adjustment to tax payable in respect of previous years. Deferred tax is provided using the balance sheet liability method, providing for all temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and their tax bases. The amount of deferred tax is calculated on the basis of the enacted or substantively enacted tax rates that are expected to apply in the period when the asset is realized or the liability is settled. The effect on deferred tax of any changes in tax rates is charged or credited to profit or loss, except for the effect of a change in tax rate on the carrying amount of deferred tax assets and liabilities which were previously recognized in other comprehensive income, in such case the effect of a change in tax rate is also recognized in other comprehensive income.
A deferred tax asset is recognized only to the extent that it is probable that future taxable income will be available against which the asset can be utilized. Deferred tax assets are reduced to the extent that it is no longer probable that the related tax benefit will be realized.
Deferred tax liabilities are generally recognized for all taxable temporary differences. Deferred tax liabilities are recognized for taxable temporary differences associated with investments in subsidiaries and associates, except where the Group is able to control the reversal of the temporary difference and it is probable that the temporary difference will not reverse in the foreseeable future.
For the purposes of measuring deferred tax for leasing transactions in which the Group recogni
z
es the
right-of-use
assets and the related lease liabilities, the Group first determines whether the tax deductions are attributable to the right-of-use
assets or the lease liabilities.
The tax deductions of the Group’s leasing transactions are attributable to the lease liabilities. The Group applies IAS 12,
“Income Taxes”
requirements to the leasing transaction as a whole. Temporary differences relating to right-of-use
assets and lease liabilities are assessed on a net basis. Excess of depreciation on right-of-use
assets over the lease payments for the principal portion of lease liabilities resulting in net deductible temporary differences.

Dividends
(v)	Dividends
Dividends are recognized as a liability in the period in which they are declared.

Related parties
(w)	Related parties

(a)	A person, or a close member of that person’s family, is related to the Group if that person:

(i)	has control or joint control over the Group;

(ii)	has significant influence over the Group; or

(iii)	is a member of the key management personnel of the Group or the Group’s parent.

(b)	An entity is related to the Group if any of the following conditions applies:

(i)	The entity and the Group are members of the same group (which means that each parent, subsidiary and fellow subsidiary is related to the others);

(ii)
The entity is an associate or joint venture of the Group (or an associate or joint venture of a member of a group of which the Group is a member); or the Group is an associate or joint venture of the entity (or an associate or joint venture of a member of a group of which the entity is a member);

(iii)	The entity and the Group are joint ventures of the same third party;

(iv)	The entity is a joint venture of a third entity and the Group is an associate of the third entity; or the Group is a joint venture of a third entity and the entity is an associate of the third entity;

(v)	The entity is controlled or jointly controlled by a person identified in (a);

(vi)	A person identified in (a)(i) has significant influence over the entity or is a member of the key management personnel of the entity (or of a parent of the entity).
Close members of the family of a person are those family members who may be expected to influence, or be influenced by, that person in their dealings with the entity.

Segmental reporting
(x)	Segmental reporting
An operating segment is a component of an entity that engages in business activities from which revenues are earned and expenses are incurred, and is identified on the basis of the internal financial reports that are regularly reviewed by the chief operating decision maker in order to allocate resource and assess performance of the segment. For the periods presented, management has determined that the Group has one operating segment as the Group is only engaged in the integrated telecommunications business. The Group’s assets located outside mainland China and operating revenues derived from activities outside mainland China are less than 10% of the Group’s assets and operating revenues, respectively. No geographical area information has been presented as such amount is immaterial. No single external customer accounts for 10% or more of the Group’s operating revenues.